SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]	5. SHAREHOLDERS' EQUITY During the six month period ended June 30, 2012, the Company issued 195,000 shares a result of exercise of stock-options.